Notes to the Statement of Consolidated Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bank and other loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 63,801	¥ 56,732
Changes from financing cash flow	(9,076)	7,450
Reclassification as part of the disposal group		(262)
Foreign exchange movement	401	(119)
Ending balance	55,126	63,801
Obligations Under Finance Leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	66,868	61,041
Changes from financing cash flow	(9,629)	(10,587)
Reclassification as part of the disposal group		(409)
Foreign exchange movement	1,419	(2,362)
New finance leases	18,769	19,185
Ending balance	¥ 77,427	¥ 66,868